Submission	Nov. 10, 2025
Submission [Line Items]
Central Index Key	0001963439
Registrant Name	Turbo Energy, S.A.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A